Property, plant and equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011
Property, plant and equipment
Property, plant and equipment, gross	$ 1,507,289,000	$ 363,582,000
Foreign currency translation adjustment	(2,748,000)
Less accumulated depreciation	(116,287,000)	(91,752,000)		(132,208,000)
Property, plant and equipment, net	1,388,254,000	271,830,000		1,549,626,000	284,018,000
Depreciable Lives, minimum (in years)	1
Depreciable Lives, maximum (in years)	45
Depreciation expense	24,300,000	11,100,000	11,100,000
Land
Property, plant and equipment
Property, plant and equipment, gross	8,868,000	3,321,000
Office equipment, machinery and other
Property, plant and equipment
Property, plant and equipment, gross	7,633,000	8,040,000
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	10
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, gross	3,413,000	2,810,000
Depreciable Lives, minimum (in years)	7
Depreciable Lives, maximum (in years)	15
Plant in service
Property, plant and equipment
Property, plant and equipment, gross	$ 1,487,375,000	$ 349,411,000
Depreciable Lives, minimum (in years)	1
Depreciable Lives, maximum (in years)	45